Annual Operating Expenses - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth & Income Portfolio	Apr. 29, 2024
VIP Growth & Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.49%
VIP Growth & Income Portfolio - Service Class
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.59%
VIP Growth & Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.74%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09%, 0.09%, and 0.09% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.